Note 5 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2015	2014
Land and land improvements	$13,931	$12,924
Buildings and improvements	30,556	22,054
Machinery and equipment	8,865	8,559
Vehicles	445	493
Office furniture and fixtures	5,571	4,135
Construction in progress	1,251	2,961
	60,619	51,126
Less accumulated depreciation and amortization	(17,233)	(15,172)
Property and equipment, net	$43,386	$35,954